Investment Strategy	Oct. 31, 2025
Innovator U.S. Equity Buffer ETF - January
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 16.46% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 15.67%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the Buffer, which seeks to protect against the first 9% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 9% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.

The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/bjan, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	16.46%
50%	16.46%
20%	16.46%
15%	15%
10%	10%
5%	5%
0%	0%
(5)%	0%
(10)%	(1)%
(15)%	(6)%
(20)%	(11)%
(50)%	(41)%
(100)%	(91)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from January 1 through December 31 of each year. The current Outcome Period is from January 1, 2026 through December 31, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 16.46% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 15.67%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/bjan.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with a Buffer against the first 9% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 9%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased in value by 9% or less) or experience a loss that is 9% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 9%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 91% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/bjan, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Power Buffer ETF - January
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 12.30% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 11.51%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the “power” Buffer, which seeks to protect against the first 15% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 15% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 14.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/pjan, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	12.30%
50%	12.30%
20%	12.30%
15%	12.30%
10%	10%
5%	5%
0%	0%
(5)%	0%
(10)%	0%
(15)%	0%
(20)%	(5)%
(50)%	(35)%
(100)%	(85)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from January 1 through December 31 of each year. The current Outcome Period is from January 1, 2026 through December 31, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period.

Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 12.30% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 11.51%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/pjan.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with a “power” Buffer against the first 15% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 15%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased in value by 15% or less) or experience a loss that is 15% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 15%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 85% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 14.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/pjan, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Ultra Buffer ETF - January
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 11.40% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 10.61%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the “ultra” Buffer, which seeks to protect against Underlying ETF losses of between 5% and 35% during the Outcome Period. The Fund’s shareholders will bear the first 5% of Underlying ETF losses and all losses exceeding 35% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is between 4.21% and 34.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/ujan, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	11.40%
50%	11.40%
20%	11.40%
15%	11.40%
10%	10%
5%	5%
0%	0%
(5)%	(5)%
(10)%	(5)%
(15)%	(5)%
(20)%	(5)%
(50)%	(20)%
(100)%	(70)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from January 1 through December 31 of each year. The current Outcome Period is from January 1, 2026 through December 31, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 11.40% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 10.61%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/ujan.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with an “ultra” Buffer against Underlying ETF losses of between 5% and 35% for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 35%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to match the returns of the Underlying ETF (if the Underlying ETF’s share price has decreased in value by 5% or less), limit losses at 5% (if the Underlying ETF’s share price has decreased in value between 5% and 35%), or experience a loss that is 30% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 35%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 70% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is between 4.21% and 34.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/ujan, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Buffer ETF - February
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 16.60% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 15.81%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the Buffer, which seeks to protect against the first 9% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 9% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/bfeb, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	16.60%
50%	16.60%
20%	16.60%
15%	15%
10%	10%
5%	5%
0%	0%
(5)%	0%
(10)%	(1)%
(15)%	(6)%
(20)%	(11)%
(50)%	(41)%
(100)%	(91)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from February 1 through January 31 of the following year. The current Outcome Period is from February 1, 2026 through January 31, 2027. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 16.60% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 15.81%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/bfeb.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with a Buffer against the first 9% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 9%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased in value by 9% or less) or experience a loss that is 9% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 9%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 91% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/bfeb, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Power Buffer ETF - February
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 12.42% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 11.63%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the “power” Buffer, which seeks to protect against the first 15% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 15% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 14.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/pfeb, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	12.42%
50%	12.42%
20%	12.42%
15%	12.42%
10%	10%
5%	5%
0%	0%
(5)%	0%
(10)%	0%
(15)%	0%
(20)%	(5)%
(50)%	(35)%
(100)%	(85)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from February 1 through January 31 of the following year. The current Outcome Period is from February 1, 2026 through January 31, 2027. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 12.42% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 11.63%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/pfeb.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with a “power” Buffer against the first 15% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 15%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased in value by 15% or less) or experience a loss that is 15% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 15%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 85% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 14.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period. This information is available on the Fund’s website, www.innovatoretfs.com/pfeb, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Ultra Buffer ETF - February
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 11.39% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 10.60%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the “ultra” Buffer, which seeks to protect against Underlying ETF losses of between 5% and 35% during the Outcome Period. The Fund’s shareholders will bear the first 5% of Underlying ETF losses and all losses exceeding 35% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is between 4.21% and 34.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/ufeb, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	11.39%
50%	11.39%
20%	11.39%
15%	11.39%
10%	10%
5%	5%
0%	0%
(5)%	(5)%
(10)%	(5)%
(15)%	(5)%
(20)%	(5)%
(50)%	(20)%
(100)%	(70)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from February 1 through January 31 of the following year. The current Outcome Period is from February 1, 2026 through January 31, 2027. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome

Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 11.39% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 10.60%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/ufeb.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with an “ultra” Buffer against Underlying ETF losses of between 5% and 35% for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 35%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to match the returns of the Underlying ETF (if the Underlying ETF’s share price has decreased in value by 5% or less), limit losses at 5% (if the Underlying ETF’s share price has decreased in value between 5% and 35%), or experience a loss that is 30% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 35%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 70% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is between 4.21% and 34.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the

Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/ufeb, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Buffer ETF - March
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 15.85% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 15.06%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the Buffer, which seeks to protect against the first 9% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 9% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.

The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/bmar, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	15.85%
50%	15.85%
20%	15.85%
15%	15%
10%	10%
5%	5%
0%	0%
(5)%	0%
(10)%	(1)%
(15)%	(6)%
(20)%	(11)%
(50)%	(41)%
(100)%	(91)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from March 1 through February 28 of the following year. The current Outcome Period is from March 1, 2025 through February 28, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 15.85% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 15.06%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/bmar.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with a Buffer against the first 9% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 9%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased in value by 9% or less) or experience a loss that is 9% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 9%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 91% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/bmar, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Power Buffer ETF - March
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 12.13% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 11.34%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the “power” Buffer, which seeks to protect against the first 15% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 15% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 14.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.

The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/pmar, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	12.13%
50%	12.13%
20%	12.13%
15%	12.13%
10%	10%
5%	5%
0%	0%
(5)%	0%
(10)%	0%
(15)%	0%
(20)%	(5)%
(50)%	(35)%
(100)%	(85)%

*        The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from March 1 through February 28 of the following year. The current Outcome Period is from March 1, 2025 through February 28, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 12.13% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 11.34%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/pmar.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with a “power” Buffer against the first 15% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 15%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased in value by 15% or less) or experience a loss that is 15% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 15%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 85% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 14.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/pmar, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Ultra Buffer ETF - March
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 11.73% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 10.94%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the “ultra” Buffer, which seeks to protect against Underlying ETF losses of between 5% and 35% during the Outcome Period. The Fund’s shareholders will bear the first 5% of Underlying ETF losses and all losses exceeding 35% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is between 4.21% and 34.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/umar, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	11.73%
50%	11.73%
20%	11.73%
15%	11.73%
10%	10%
5%	5%
0%	0%
(5)%	(5)%
(10)%	(5)%
(15)%	(5)%
(20)%	(5)%
(50)%	(20)%
(100)%	(70)%

*        The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from March 1 through February 28 of the following year. The current Outcome Period is from March 1, 2025 through February 28, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the

Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 11.73% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 10.94%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/umar.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with an “ultra” Buffer against Underlying ETF losses of between 5% and 35% for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 35%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to match the returns of the Underlying ETF (if the Underlying ETF’s share price has decreased in value by 5% or less), limit losses at 5% (if the Underlying ETF’s share price has decreased in value between 5% and 35%), or experience a loss that is 30% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 35%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 70% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is between 4.21% and 34.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/umar, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Buffer ETF - April
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 16.12% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 15.33%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the Buffer, which seeks to protect against the first 9% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 9% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/bapr, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	16.12%
50%	16.12%
20%	16.12%
15%	15%
10%	10%
5%	5%
0%	0%
(5)%	0%
(10)%	(1)%
(15)%	(6)%
(20)%	(11)%
(50)%	(41)%
(100)%	(91)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from April 1 through March 31 of the following year. The current Outcome Period is from April 1, 2025 through March 31, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 16.12% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 15.33%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/bapr.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with a Buffer against the first 9% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 9%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the

Outcome Period, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased in value by 9% or less) or experience a loss that is 9% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 9%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 91% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/bapr, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Power Buffer ETF - April
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 12.39% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 11.60%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the “power” Buffer, which seeks to protect against the first 15% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 15% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 14.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/papr, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	12.39%
50%	12.39%
20%	12.39%
15%	12.39%
10%	10%
5%	5%
0%	0%
(5)%	0%
(10)%	0%
(15)%	0%
(20)%	(5)%
(50)%	(35)%
(100)%	(85)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from April 1 through March 31 of the following year. The current Outcome Period is from April 1, 2025 through March 31, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period.

Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 12.39% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 11.60%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/papr.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with a “power” Buffer against the first 15% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 15%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased in value by 15% or less) or experience a loss that is 15% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 15%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 85% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 14.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period. This information is available on the Fund’s website, www.innovatoretfs.com/papr, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Ultra Buffer ETF - April
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 12.25% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 11.46%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the “ultra” Buffer, which seeks to protect against Underlying ETF losses of between 5% and 35% during the Outcome Period. The Fund’s shareholders will bear the first 5% of Underlying ETF losses and all losses exceeding 35% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is between 4.21% and 34.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/uapr, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	12.25%
50%	12.25%
20%	12.25%
15%	12.25%
10%	10%
5%	5%
0%	0%
(5)%	(5)%
(10)%	(5)%
(15)%	(5)%
(20)%	(5)%
(50)%	(20)%
(100)%	(70)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from April 1 through March 31 of the following year. The current Outcome Period is from April 1, 2025 through March 31, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 12.25% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 11.46%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/uapr.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with an “ultra” Buffer against Underlying ETF losses of between 5% and 35% for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 35%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to match the returns of the Underlying ETF (if the Underlying ETF’s share price has decreased in value by 5% or less), limit losses at 5% (if the Underlying ETF’s share price has decreased in value between 5% and 35%), or experience a loss that is 30% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 35%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 70% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is between 4.21% and 34.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/uapr, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Buffer ETF - May
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 18.13% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 17.34%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the Buffer, which seeks to protect against the first 9% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 9% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.

The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/bmay, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	18.13%
50%	18.13%
20%	18.13%
15%	15%
10%	10%
5%	5%
0%	0%
(5)%	0%
(10)%	(1)%
(15)%	(6)%
(20)%	(11)%
(50)%	(41)%
(100)%	(91)%

*        The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from May 1 through April 30 of the following year. The current Outcome Period is from May 1, 2025 through April 30, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 18.13% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 17.34%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/bmay.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with a Buffer against the first 9% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 9%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased in value by 9% or less) or experience a loss that is 9% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 9%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 91% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/bmay, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Power Buffer ETF - May
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 13.87% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 13.08%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the “power” Buffer, which seeks to protect against the first 15% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 15% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 14.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/pmay, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	13.87%
50%	13.87%
20%	13.87%
15%	13.87%
10%	10%
5%	5%
0%	0%
(5)%	0%
(10)%	0%
(15)%	0%
(20)%	(5)%
(50)%	(35)%
(100)%	(85)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from May 1 through April 30 of the following year. The current Outcome Period is from May 1, 2025 through April 30, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 13.87% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 13.08%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/pmay.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with a “power” Buffer against the first 15% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 15%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased in value by 15% or less) or experience a loss that is 15% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 15%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 85% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 14.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period. This information is available on the Fund’s website, www.innovatoretfs.com/pmay, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Ultra Buffer ETF - May
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 12.59% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 11.80%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the “ultra” Buffer, which seeks to protect against Underlying ETF losses of between 5% and 35% during the Outcome Period. The Fund’s shareholders will bear the first 5% of Underlying ETF losses and all losses exceeding 35% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is between 4.21% and 34.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/umay, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	12.59%
50%	12.59%
20%	12.59%
15%	12.59%
10%	10%
5%	5%
0%	0%
(5)%	(5)%
(10)%	(5)%
(15)%	(5)%
(20)%	(5)%
(50)%	(20)%
(100)%	(70)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from May 1 through April 30 of the following year. The current Outcome Period is from May 1, 2025 through April 30, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 12.59% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 11.80%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/umay.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with an “ultra” Buffer against Underlying ETF losses of between 5% and 35% for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 35%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to match the returns of the Underlying ETF (if the Underlying ETF’s share price has decreased in value by 5% or less), limit losses at 5% (if the Underlying ETF’s share price has decreased in value between 5% and 35%), or experience a loss that is 30% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 35%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 70% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is between 4.21% and 34.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period. This information is available on the Fund’s website, www.innovatoretfs.com/umay, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Buffer ETF - June
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 16.26% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 15.47%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the Buffer, which seeks to protect against the first 9% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 9% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/bjun, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	16.26%
50%	16.26%
20%	16.26%
15%	15%
10%	10%
5%	5%
0%	0%
(5)%	0%
(10)%	(1)%
(15)%	(6)%
(20)%	(11)%
(50)%	(41)%
(100)%	(91)%

*        The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from June 1 through May 31 of the following year. The current Outcome Period is from June 1, 2025 through May 31, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 16.26% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 15.47%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/bjun.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with a Buffer against the first 9% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 9%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the

Outcome Period, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased in value by 9% or less) or experience a loss that is 9% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 9%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 91% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/bjun, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Power Buffer ETF - June
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 12.58% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 11.79%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the “power” Buffer, which seeks to protect against the first 15% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 15% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 14.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/pjun, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	12.58%
50%	12.58%
20%	12.58%
15%	12.58%
10%	10%
5%	5%
0%	0%
(5)%	0%
(10)%	0%
(15)%	0%
(20)%	(5)%
(50)%	(35)%
(100)%	(85)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from June 1 through May 31 of the following year. The current Outcome Period is from June 1, 2025 through May 31, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 12.58% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 11.79%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/pjun.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with a “power” Buffer against the first 15% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 15%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased in value by 15% or less) or experience a loss that is 15% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 15%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 85% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 14.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/pjun, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Ultra Buffer ETF - June
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 11.77% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 10.98%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the “ultra” Buffer, which seeks to protect against Underlying ETF losses of between 5% and 35% during the Outcome Period. The Fund’s shareholders will bear the first 5% of Underlying ETF losses and all losses exceeding 35% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is between 4.21% and 34.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/ujun, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	11.77%
50%	11.77%
20%	11.77%
15%	11.77%
10%	10%
5%	5%
0%	0%
(5)%	(5)%
(10)%	(5)%
(15)%	(5)%
(20)%	(5)%
(50)%	(20)%
(100)%	(70)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from June 1 through May 31 of the following year. The current Outcome Period is from June 1, 2025 through May 31, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 11.77% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 10.98%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/ujun.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with an “ultra” Buffer against Underlying ETF losses of between 5% and 35% for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 35%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to match the returns of the Underlying ETF (if the Underlying

ETF’s share price has decreased in value by 5% or less), limit losses at 5% (if the Underlying ETF’s share price has decreased in value between 5% and 35%), or experience a loss that is 30% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 35%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 70% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is between 4.21% and 34.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/ujun, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Buffer ETF - July
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 16.00% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 15.21%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the Buffer, which seeks to protect against the first 9% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 9% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.

The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/bjul, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	16.00%
50%	16.00%
20%	16.00%
15%	15%
10%	10%
5%	5%
0%	0%
(5)%	0%
(10)%	(1)%
(15)%	(6)%
(20)%	(11)%
(50)%	(41)%
(100)%	(91)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from July 1 through June 30 of the following year. The current Outcome Period is from July 1, 2025 through June 30, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 16.00% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 15.21%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/bjul.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with a Buffer against the first 9% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 9%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased in value by 9% or less) or experience a loss that is 9% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 9%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 91% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/bjul, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Power Buffer ETF - July
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 12.09% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 11.30%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the “power” Buffer, which seeks to protect against the first 15% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 15% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 14.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/pjul, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	12.09%
50%	12.09%
20%	12.09%
15%	12.09%
10%	10%
5%	5%
0%	0%
(5)%	0%
(10)%	0%
(15)%	0%
(20)%	(5)%
(50)%	(35)%
(100)%	(85)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from July 1 through June 30 of the following year. The current Outcome Period is from July 1, 2025 through June 30, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 12.09% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 11.30%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/pjul.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with a “power” Buffer against the first 15% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 15%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased in value by 15% or less) or experience a loss that is 15% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 15%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 85% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 14.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/pjul, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Ultra Buffer ETF - July
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 11.50% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 10.71%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the “ultra” Buffer, which seeks to protect against Underlying ETF losses of between 5% and 35% during the Outcome Period. The Fund’s shareholders will bear the first 5% of Underlying ETF losses and all losses exceeding 35% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is between 4.21% and 34.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.

The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/ujul, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	11.50%
50%	11.50%
20%	11.50%
15%	11.50%
10%	10%
5%	5%
0%	0%
(5)%	(5)%
(10)%	(5)%
(15)%	(5)%
(20)%	(5)%
(50)%	(20)%
(100)%	(70)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from July 1 through June 30 of the following year. The current Outcome Period is from July 1, 2025 through June 30, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 11.50% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 10.71%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/ujul.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with an “ultra” Buffer against Underlying ETF losses of between 5% and 35% for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 35%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to match the returns of the Underlying ETF (if the Underlying ETF’s share price has decreased in value by 5% or less), limit losses at 5% (if the Underlying ETF’s share price has decreased in value between 5% and 35%), or experience a loss that is 30% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 35%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 70% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is between 4.21% and 34.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying

ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period. This information is available on the Fund’s website, www.innovatoretfs.com/ujul, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Buffer ETF - August
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 15.80% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 15.01%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the Buffer, which seeks to protect against the first 9% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 9% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.

The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/baug, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	15.80%
50%	15.80%
20%	15.80%
15%	15%
10%	10%
5%	5%
0%	0%
(5)%	0%
(10)%	(1)%
(15)%	(6)%
(20)%	(11)%
(50)%	(41)%
(100)%	(91)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from August 1 through July 31 of the following year. The current Outcome Period is from August 1, 2025 through July 31, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 15.80% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 15.01%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/baug.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with a Buffer against the first 9% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 9%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased in value by 9% or less) or experience a loss that is 9% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 9%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 91% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/baug, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Power Buffer ETF - August
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 12.25% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 11.46%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the “power” Buffer, which seeks to protect against the first 15% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 15% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 14.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/paug, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	12.25%
50%	12.25%
20%	12.25%
15%	12.25%
10%	10%
5%	5%
0%	0%
(5)%	0%
(10)%	0%
(15)%	0%
(20)%	(5)%
(50)%	(35)%
(100)%	(85)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from August 1 through July 31 of the following year. The current Outcome Period is from August 1, 2025 through July 31, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 12.25% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 11.46%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/paug.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with a “power” Buffer against the first 15% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 15%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased in value by 15% or less) or experience a loss that is 15% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 15%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 85% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 14.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period. This information is available on the Fund’s website, www.innovatoretfs.com/paug, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Ultra Buffer ETF - August
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 11.62% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 10.83%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the “ultra” Buffer, which seeks to protect against Underlying ETF losses of between 5% and 35% during the Outcome Period. The Fund’s shareholders will bear the first 5% of Underlying ETF losses and all losses exceeding 35% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is between 4.21% and 34.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/uaug, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	11.62%
50%	11.62%
20%	11.62%
15%	11.62%
10%	10%
5%	5%
0%	0%
(5)%	(5)%
(10)%	(5)%
(15)%	(5)%
(20)%	(5)%
(50)%	(20)%
(100)%	(70)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from August 1 through July 31 of the following year. The current Outcome Period is from August 1, 2025 through July 31, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 11.62% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 10.83%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/uaug.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with an “ultra” Buffer against Underlying ETF losses of between 5% and 35% for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 35%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to match the returns of the Underlying ETF (if the Underlying ETF’s share price has decreased in value by 5% or less), limit losses at 5% (if the Underlying ETF’s share price has decreased in value between 5% and 35%), or experience a loss that is 30% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 35%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 70% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is between 4.21% and 34.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/uaug, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Buffer ETF - September
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 15.35% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 14.56%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the Buffer, which seeks to protect against the first 9% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 9% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the

Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/bsep, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	15.35%
50%	15.35%
20%	15.35%
15%	15%
10%	10%
5%	5%
0%	0%
(5)%	0%
(10)%	(1)%
(15)%	(6)%
(20)%	(11)%
(50)%	(41)%
(100)%	(91)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). To the extent the S&P 500® Price Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from September 1 through August 31 of the following year. The current Outcome Period is from September 1, 2025 through August 31, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 15.35% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 14.56%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/bsep.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with a Buffer against the first 9% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 9%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased in value by 9% or less) or experience a loss that is 9% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 9%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 91% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the

Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period. This information is available on the Fund’s website, www.innovatoretfs.com/bsep, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Strategy Portfolio Concentration [Text]	The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). To the extent the S&P 500® Price Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent.
Innovator U.S. Equity Power Buffer ETF - September
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 11.72% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 10.93%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the “power” Buffer, which seeks to protect against the first 15% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 15% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 14.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/psep, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	11.72%
50%	11.72%
20%	11.72%
15%	11.72%
10%	10%
5%	5%
0%	0%
(5)%	0%
(10)%	0%
(15)%	0%
(20)%	(5)%
(50)%	(35)%
(100)%	(85)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). To the extent the S&P 500® Price Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from September 1 through August 31 of the following year. The current Outcome Period is from September 1, 2025 through August 31, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 11.72% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 10.93%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/psep.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with a “power” Buffer against the first 15% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 15%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased in value by 15% or less) or experience a loss that is 15% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 15%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 85% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 14.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period. This information is available on the Fund’s website, www.innovatoretfs.com/psep, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Strategy Portfolio Concentration [Text]	The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). To the extent the S&P 500® Price Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent.
Innovator U.S. Equity Ultra Buffer ETF - September
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 11.18% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 10.39%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the “ultra” Buffer, which seeks to protect against Underlying ETF losses of between 5% and 35% during the Outcome Period. The Fund’s shareholders will bear the first 5% of Underlying ETF losses and all losses exceeding 35% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is between 4.21% and 34.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/usep, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	11.18%
50%	11.18%
20%	11.18%
15%	11.18%
10%	10%
5%	5%
0%	0%
(5)%	(5)%
(10)%	(5)%
(15)%	(5)%
(20)%	(5)%
(50)%	(20)%
(100)%	(70)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). To the extent the S&P 500® Price Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from September 1 through August 31 of the following year. The current Outcome Period is from September 1, 2025 through August 31, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 11.18% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 10.39%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/usep.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with an “ultra” Buffer against Underlying ETF losses of between 5% and 35% for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 35%, the

Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to match the returns of the Underlying ETF (if the Underlying ETF’s share price has decreased in value by 5% or less), limit losses at 5% (if the Underlying ETF’s share price has decreased in value between 5% and 35%), or experience a loss that is 30% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 35%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 70% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is between 4.21% and 34.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/usep, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Strategy Portfolio Concentration [Text]	The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). To the extent the S&P 500® Price Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent.
Innovator U.S. Equity Buffer ETF - October
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 15.37% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 14.58%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the Buffer, which seeks to protect against the first 9% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 9% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.

The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/boct, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	15.37%
50%	15.37%
20%	15.37%
15%	15%
10%	10%
5%	5%
0%	0%
(5)%	0%
(10)%	(1)%
(15)%	(6)%
(20)%	(11)%
(50)%	(41)%
(100)%	(91)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from October 1 through September 30 of the following year. The current Outcome Period is from October 1, 2025 through September 30, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 15.37% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 14.58%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/boct.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with a Buffer against the first 9% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 9%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased in value by 9% or less) or experience a loss that is 9% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 9%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 91% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period. This information is available on the Fund’s website, www.innovatoretfs.com/boct, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Power Buffer ETF - October
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 11.81% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 11.02%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the “power” Buffer, which seeks to protect against the first 15% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 15% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 14.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/poct, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	11.81%
50%	11.81%
20%	11.81%
15%	11.81%
10%	10%
5%	5%
0%	0%
(5)%	0%
(10)%	0%
(15)%	0%
(20)%	(5)%
(50)%	(35)%
(100)%	(85)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from October 1 through September 30 of the following year. The current Outcome Period is from October 1, 2025 through September 30, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 11.81% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 11.02%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/poct.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with a “power” Buffer against the first 15% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 15%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased in value by 15% or less) or experience a loss that is 15% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 15%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 85% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 14.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/poct, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Ultra Buffer ETF - October
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 11.03% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 10.24%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the “ultra” Buffer, which seeks to protect against Underlying ETF losses of between 5% and 35% during the Outcome Period. The Fund’s shareholders will bear the first 5% of Underlying ETF losses and all losses exceeding 35% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is between 4.21% and 34.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/uoct, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	11.03%
50%	11.03%
20%	11.03%
15%	11.03%
10%	10%
5%	5%
0%	0%
(5)%	(5)%
(10)%	(5)%
(15)%	(5)%
(20)%	(5)%
(50)%	(20)%
(100)%	(70)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from October 1 through September 30 of the following year. The current Outcome Period is from October 1, 2025 through September 30, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the

Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 11.03% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 10.24%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/uoct.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with an “ultra” Buffer against Underlying ETF losses of between 5% and 35% for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 35%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to match the returns of the Underlying ETF (if the Underlying

ETF’s share price has decreased in value by 5% or less), limit losses at 5% (if the Underlying ETF’s share price has decreased in value between 5% and 35%), or experience a loss that is 30% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 35%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 70% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is between 4.21% and 34.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/uoct, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Buffer ETF - November
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 17.60% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 16.81%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the Buffer, which seeks to protect against the first 9% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 9% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/bnov, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	17.60%
50%	17.60%
20%	17.60%
15%	15%
10%	10%
5%	5%
0%	0%
(5)%	0%
(10)%	(1)%
(15)%	(6)%
(20)%	(11)%
(50)%	(41)%
(100)%	(91)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from November 1 through October 31 of the following year. The current Outcome Period is from November 1, 2025 through October 31, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying

ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 17.60% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 16.81%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/bnov.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with a Buffer against the first 9% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 9%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the

Outcome Period, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased in value by 9% or less) or experience a loss that is 9% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 9%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 91% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/bnov, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Power Buffer ETF - November
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 13.25% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 12.46%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the “power” Buffer, which seeks to protect against the first 15% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 15% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 14.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/pnov, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	13.25%
50%	13.25%
20%	13.25%
15%	13.25%
10%	10%
5%	5%
0%	0%
(5)%	0%
(10)%	0%
(15)%	0%
(20)%	(5)%
(50)%	(35)%
(100)%	(85)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from November 1 through October 31 of the following year. The current Outcome Period is from November 1, 2025 through October 31, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying

ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 13.25% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 12.46%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/pnov.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with a “power” Buffer against the first 15% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 15%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased in value by 15% or less) or experience a loss that is 15% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 15%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 85% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 14.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/pnov, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Ultra Buffer ETF - November
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 12.00% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 11.21%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the “ultra” Buffer, which seeks to protect against Underlying ETF losses of between 5% and 35% during the Outcome Period. The Fund’s shareholders will bear the first 5% of Underlying ETF losses and all losses exceeding 35% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is between 4.21% and 34.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/unov, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	12.00%
50%	12.00%
20%	12.00%
15%	12.00%
10%	10%
5%	5%
0%	0%
(5)%	(5)%
(10)%	(5)%
(15)%	(5)%
(20)%	(5)%
(50)%	(20)%
(100)%	(70)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from November 1 through October 31 of the following year. The current Outcome Period is from November 1, 2025 through October 31, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the

Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 12.00% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 11.21%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/unov.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with an “ultra” Buffer against Underlying ETF losses of between 5% and 35% for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 35%, the

Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to match the returns of the Underlying ETF (if the Underlying ETF’s share price has decreased in value by 5% or less), limit losses at 5% (if the Underlying ETF’s share price has decreased in value between 5% and 35%), or experience a loss that is 30% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 35%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 70% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is between 4.21% and 34.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/unov, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Buffer ETF - December
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 17.42% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 16.63%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the Buffer, which seeks to protect against the first 9% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 9% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/bdec, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	17.42%
50%	17.42%
20%	17.42%
15%	15%
10%	10%
5%	5%
0%	0%
(5)%	0%
(10)%	(1)%
(15)%	(6)%
(20)%	(11)%
(50)%	(41)%
(100)%	(91)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from December 1 through November 30 of the following year. The current Outcome Period is from December 1, 2025 through November 30, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the

Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 17.42% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 16.63%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/bdec.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with a Buffer against the first 9% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 9%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the

Outcome Period, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased in value by 9% or less) or experience a loss that is 9% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 9%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 91% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/bdec, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Power Buffer ETF - December
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 13.14% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 12.35%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the “power” Buffer, which seeks to protect against the first 15% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 15% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 14.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/pdec, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	13.14%
50%	13.14%
20%	13.14%
15%	13.14%
10%	10%
5%	5%
0%	0%
(5)%	0%
(10)%	0%
(15)%	0%
(20)%	(5)%
(50)%	(35)%
(100)%	(85)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from December 1 through November 30 of the following year. The current Outcome Period is from December 1, 2025 through November 30, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the

Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 13.14% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 12.35%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/pdec.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with a “power” Buffer against the first 15% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 15%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased in value by 15% or less) or experience a loss that is 15% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 15%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 85% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 14.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/pdec, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.
Innovator U.S. Equity Ultra Buffer ETF - December
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Upside Cap.    Fund shareholders are subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 12.03% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 11.24%.

•   Buffered Returns.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the “ultra” Buffer, which seeks to protect against Underlying ETF losses of between 5% and 35% during the Outcome Period. The Fund’s shareholders will bear the first 5% of Underlying ETF losses and all losses exceeding 35% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is between 4.21% and 34.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/udec, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	12.03%
50%	12.03%
20%	12.03%
15%	12.03%
10%	10%
5%	5%
0%	0%
(5)%	(5)%
(10)%	(5)%
(15)%	(5)%
(20)%	(5)%
(50)%	(20)%
(100)%	(70)%

*        The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from December 1 through November 30 of the following year. The current Outcome Period is from December 1, 2025 through November 30, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the

Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 12.03% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 11.24%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/udec.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with an “ultra” Buffer against Underlying ETF losses of between 5% and 35% for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 35%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to match the returns of the Underlying ETF (if the Underlying ETF’s share price has decreased in value by 5% or less), limit losses at 5% (if the Underlying ETF’s share price has decreased in value between 5% and 35%), or experience a loss that is 30% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 35%). A shareholder may lose their entire investment. While the Fund seeks to limit losses to 70% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is between 4.21% and 34.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Cap and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap and Buffer will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap and Buffer, the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed historical rate, the Cap and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/udec, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the State Street® SPDR® S&P 500® ETF Trust.